Supplemental Cash Flow Information - Change in Certain Working Capital Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental Cash Flow Elements [Abstract]
Accounts receivable	$ (98,714)	$ (16,910)	$ (17,181)
Other current assets	(11,056)	(2,396)	(5,775)
Accounts payable	1,572	(35)	(46)
Accrued employee compensation and benefits	877	7,718	2,100
Accrued interest	12,726	6	465
Other accrued liabilities	4,239	(2,471)	8,591
Unearned revenue	358	2,037	708
Other, net	(19,532)	605	278
Total	$ (109,530)	$ (11,446)	$ (10,860)